First Funds

1625 Broadway, Suite 2200

Denver, Colorado  80202

November 4, 2005

Securities and Exchange Commission

Attention:  Mr. Vincent DiStefano

100 F Street NE

Washington, DC  20549

Re: First Funds (the "Trust")

File Nos.

811-6589

33-46374

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statements of Additional Information with respect to the above-referenced Trust effective October 28, 2005 do not differ from those filed in the post-effective amendment 32 on October 28, 2005, which was filed electronically.

Sincerely,

/s/ Jeremy O. May

Jeremy O. May

Treasurer